Cash and cash equivalents (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash held	$ 5,178,223	$ 18,851,244
Redeemable interest-bearing deposits with bank	$ 8,947,299	$ 0
Current annual interest rate earned on deposits	3.90%	0.00%